Average Annual Total Returns{- Fidelity Advisor Freedom® 2055 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2055 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Since Inception		Class A After Taxes on Distributions Inception Date	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Since Inception		Class A After Taxes on Distributions and Sales Inception Date	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Since Inception		Class M Return Before Taxes Inception Date	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Since Inception		Class I Return Before Taxes Inception Date	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1682 Past 1 year	F1682 Past 5 years	F1682 Since Inception
Total	10.44%	10.88%	8.61%	[1]	Jun. 01, 2011	8.94%	9.34%	7.28%	[1]	Jun. 01, 2011	6.86%	8.27%	6.57%	[1]	Jun. 01, 2011	12.72%	11.10%	8.60%	[1]	Jun. 01, 2011	15.28%	11.35%	8.46%	[1]	Jun. 01, 2011	17.45%	12.46%	9.55%	[1]	Jun. 01, 2011	17.57%		12.76%	[1]	Oct. 02, 2018	18.40%	15.22%	13.89%	[1]	16.54%	12.64%	10.61%	[1]

[1]	(a)From June 1, 2011 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.